Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2021	2020

Finished products (*)	$931	$540

(*)	Includes amounts of $570 and $399 as of December 31, 2021 and 2020, respectively, with respect to inventory delivered to customers for which control has not been transferred.